Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Current assets:
Cash and cash equivalents	$ 4,463	$ 950
Short term investments	7,011	8,791
Accounts receivable, net	2	0
Deposits, prepayments and other current assets	74	143
Inventories	34	0
Digital assets	71	0
Total current assets	11,655	9,884
Non-current assets:
Property and equipment, net	403	5
Right-of-use asset	58	0
Long-term investment	2,100	0
Total non-current assets	2,561	5
Total Assets	14,216	9,889
Current liabilities:
Accounts payable	15	0
Other payables and accrued liabilities	208	158
Lease liability	37	0
Total current liabilities	260	158
Lease liability	23	0
Total non-current liabilities	23	0
Total Liabilities	283	158
Shareholders' Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 168,000,000 shares as of June 30, 2025; and US$0.0020 par value; authorized 100,000,000 shares; issued and outstanding 8,484,581 shares as of June 30, 2026)	17	17
Additional paid-in capital	46,578	45,783
Accumulated deficit	(32,645)	(36,069)
Accumulated other comprehensive loss	(17)	0
Total shareholders’ equity	13,933	9,731
Total Liabilities and shareholders’ equity	$ 14,216	$ 9,889